Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share
16.	Earnings Per Share

The following table shows the computation of basic and diluted earnings per share for the three months ended March 31, 2025 and 2024:

	For The Three Months Ended
	March 31,
	2025	2024

Numerator:
Net loss from continuing operations	$(2,556,577)	$(2,290,927)
Net income from discontinued operations, net of tax	$-	$1,876,489
Net loss attributable to High Wire Networks, Inc. common shareholders	$(2,556,577)	$(414,438)

Denominator
Weighted average common shares outstanding, basic	977,270	962,155

Income (loss) per share attributable to High Wire Networks, Inc. common shareholders, basic and diluted:
Net loss from continuing operations	$(2.62)	$(2.38)
Net loss from discontinued operations, net of taxes	$-	$1.95
Net loss per share	$(2.62)	$(0.43)

18. Earnings Per Share

The following table shows the computation of basic and diluted earnings per share for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023

Numerator:
Net loss from continuing operations	$(10,121,829)	$(12,095,765)
Net income (loss) from discontinued operations, net of tax	$9,737,003	$(2,390,235)
Net income (loss) attributable to High Wire Networks, Inc. common shareholders	$(384,826)	$(14,486,000)

Denominator
Weighted average common shares outstanding, basic	963,097	906,834

Income (loss) per share attributable to High Wire Networks, Inc. common shareholders, basic and diluted:
Net loss from continuing operations	$(10.51)	$(13.33)
Net income (loss) from discontinued operations, net of taxes	$10.11	$(2.64)
Net income (loss) per share	$(0.40)	$(15.97)